Income Taxes (Details 2) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carryforwards (NOLs)	$ 7,274,000	$ 6,388,000	$ 5,632,000
Stock-based compensation expense	1,804,000	1,549,000	893,000
Accrued expenses and unpaid expense payable	214,000	53,000	184,000
Tax credit carryforwards	68,000	68,000	68,000
Excess of tax amortization over book amortization	(599,000)	(619,000)	(818,000)
Unrealized/realized exchange gain	(147,000)	(106,000)
Others	(61,000)	(104,000)	131,000
Gross	8,553,000	7,229,000	6,090,000
Valuation allowance	(8,553,000)	(7,229,000)	(6,090,000)
Net